Subsequent events (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Subsequent Events (Textual)
Shares of common stock, fair value			$ 1,320,000	$ 1,244,001	$ 289,000
Two Service Providers [Member]
Subsequent Events (Textual)
Issuance date		Jul. 31, 2018
Closing price		$ 5.65		$ 5.65
Shares of common stock		500,000
Shares of common stock, fair value		$ 2,825,000
Two Service Providers [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Issuance date	Jul. 19, 2019
Closing price	$ 3.5
Shares of common stock	400,000
Shares of common stock, fair value	$ 1,400,000